Pension and other post-retirement benefits (Details 8) (Defined benefit pension plans - Switzerland, CHF) In Millions, unless otherwise specified	3 Months Ended
Dec. 31, 2011
Defined benefit pension plans - Switzerland
Plan amendment disclosures
Plan amendments - changeover from annuity to savings section	515
Plan amendments - prior service cost/(benefit)	(32)
Plan amendments - number of pension plans merged	2